Property and equipment (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Changes in Carrying Value of Property and Equipment
The changes in the carrying value of property and equipment for the year ended March 31, 2022 are as follows:

Gross carrying value	Building	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2021	$9,733	$78,850	$84,335	$876	$76,043	$249,837
Additions	—	13,966	2,449	—	2,348	18,763
On acquisitions (Refer Note 4(a), 4(b))	—	217	102	10	116	445
Disposals/retirements	—	(1,901)	(1,016)	(74)	(2,765)	(5,756)
Translation adjustments	(142)	(3,558)	(3,228)	(28)	(3,038)	(9,994)

Balance as at March 31, 2022	$9,591	$87,574	$82,642	$784	$72,704	$253,295

Accumulated depreciation
Balance as at April 1, 2021	$5,945	$65,421	$68,141	$737	$58,568	$198,812
Depreciation	483	8,771	6,412	120	6,004	21,790
Disposals/retirements	—	(1,864)	(988)	(70)	(2,727)	(5,649)
Translation adjustments	(90)	(2,754)	(2,599)	(23)	(2,376)	(7,842)

Balance as at March 31, 2022	$6,338	$69,574	$70,966	$764	$59,469	$207,111

Capital work-in-progress						3,073

Net carrying value as at March 31, 2022						$49,257

The changes in the carrying value of property and equipment for the year ended March 31, 2021 are as follows:

Gross carrying value	Building	Computers and software	Furniture, fixtures and office equipment	Vehicles	Leasehold improvements	Total
Balance as at April 1, 2020	$9,602	$74,388	$78,403	$838	$70,928	$234,159
Additions	—	9,618	4,096	—	2,591	16,305
Disposals/retirements	—	(9,044)	(1,988)	—	(1,293)	(12,325)
Translation adjustments	131	3,888	3,824	38	3,817	11,698

Balance as at March 31, 2021	$9,733	$78,850	$84,335	$876	$76,043	$249,837

Accumulated depreciation
Balance as at April 1, 2020	$5,385	$63,896	$60,044	$514	$50,287	$180,126
Depreciation	484	7,203	6,995	193	6,605	21,480
Disposals/retirements	—	(9,003)	(1,855)	—	(1,038)	(11,896)
Translation adjustments	76	3,325	2,957	30	2,714	9,102

Balance as at March 31, 2021	$5,945	$65,421	$68,141	$737	$58,568	$198,812

Capital work-in-progress						1,247

Net carrying value as at March 31, 2021						$52,272